Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Cano Health, LLC [Member]
Loss Contingencies [Line Items]
Aggregate principal amount	$ 5.0	$ 5.0